ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

August 17, 2023	Ali R. Olia T +1 617 951 7204 Ali.olia@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1090

Re:	Engine No. 1 ETF Trust (File Nos. 333-249926 and 811-23617)

Ladies and Gentlemen:

On behalf of Engine No. 1 ETF Trust (the “Trust”), a Delaware statutory trust, we are filing today, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, a preliminary proxy statement and proxy ballot for a special meeting of shareholders of Engine No. 1 Transform 500 ETF, Engine No. 1 Transform Climate ETF and Engine No. 1 Transform Supply Chain ETF, each a series of the Trust. The meeting is being held for the purposes described in the enclosed proxy statement.

If you have any questions or need any clarification concerning this filing, please call the undersigned at (617) 951-7204.

Very truly yours,

/s/ Ali R. Olia

Ali R. Olia

cc:	Brian D. McCabe Paulita Pike Keith MacLeod Fitzann Reid Jason LaMacchia